PRIVATE PLACEMENTS (Details) - Private placement - Private placement warrants	Jan. 07, 2026 USD ($) $ / shares shares
PRIVATE PLACEMENTS
Warrants issued	8,150,000
Issue price per warrant | $ / shares	$ 0.5
Gross proceeds from issuance of warrants | $	$ 4,075,000
Restriction period to transfer warrants	30 days
Subsequent events
PRIVATE PLACEMENTS
Warrants issued	8,150,000
Issue price per warrant | $ / shares	$ 0.5
Gross proceeds from issuance of warrants | $	$ 4,075,000
Restriction period to transfer warrants	30 days
Underwriter
PRIVATE PLACEMENTS
Warrants issued	1,150,000
Underwriter | Subsequent events
PRIVATE PLACEMENTS
Warrants issued	1,150,000
Sponsor
PRIVATE PLACEMENTS
Warrants issued	7,000,000
Sponsor | Subsequent events
PRIVATE PLACEMENTS
Warrants issued	7,000,000
Class A
PRIVATE PLACEMENTS
Number of shares issued per warrant	1
Exercise price per warrant | $ / shares	$ 11.5
Class A | Subsequent events
PRIVATE PLACEMENTS
Number of shares issued per warrant	1
Exercise price per warrant | $ / shares	$ 11.5